Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39117
Entity Registrant Name	36Kr Holdings Inc.
Entity Central Index Key	0001779476
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building B6, Universal Business Park
Entity Address, Address Line Two	No. 10 Jiuxianqiao Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100015
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Auditor Firm ID	1424
ADR
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each ADS represents 500 Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	KRKR
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	890,822,377
Common Stock [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	986,905,077
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	41,124,300
Common Class C [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	54,958,400
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Building B6, Universal Business Park
Entity Address, Address Line Two	No. 10 Jiuxianqiao Road
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100015
Country Region	86
City Area Code	10
Local Phone Number	8965-0708
Contact Personnel Name	Mr. Xiang Li
Contact Personnel Fax Number	lixiang.neil@36kr.com